Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (11)	kr (17)
The period’s change in fair value origination from credit risk (+ income/ - loss)	6	22
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	282	265
The period’s change in fair value origination from credit risk (+ income/ - loss)	kr 17	kr 320